Concentrations, Risks and Uncertainties - Schedule of Revenue by Major Customers by Reporting (Details) - Customer Concentration Risk [Member]	6 Months Ended		12 Months Ended
	Apr. 30, 2026	Apr. 30, 2025	Oct. 31, 2025
Customer C [Member] | Cost of Goods and Service, Segment Benchmark [Member]
Percentage of the Company’s sales
Concentration risk percentage	28.00%	21.00%
Customer C [Member] | Revenue Benchmark [Member]
Percentage of the Company’s sales
Concentration risk percentage	27.00%		8.00%
Customer A [Member] | Cost of Goods and Service, Segment Benchmark [Member]
Percentage of the Company’s sales
Concentration risk percentage	27.00%	9.00%
Customer A [Member] | Revenue Benchmark [Member]
Percentage of the Company’s sales
Concentration risk percentage	42.00%		60.00%
Customer H [Member] | Cost of Goods and Service, Segment Benchmark [Member]
Percentage of the Company’s sales
Concentration risk percentage	18.00%	0.00%
Customer H [Member] | Revenue Benchmark [Member]
Percentage of the Company’s sales
Concentration risk percentage	15.00%		3.00%
Customer G [Member] | Cost of Goods and Service, Segment Benchmark [Member]
Percentage of the Company’s sales
Concentration risk percentage	0.00%	68.00%
Customer G [Member] | Revenue Benchmark [Member]
Percentage of the Company’s sales
Concentration risk percentage	14.00%		23.00%